INCOME TAXES (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Deferred tax assets valuation allowance					$ 15,138,000	$ 13,344,000
Change in valuation allowance					1,793,000	$ 1,715,000
Net operating loss carry forwards					$ 26,900,000
Net operating loss carry forwards expiration date					Dec. 31, 2034
Income tax benefit
Unrecognized tax benefits
Changes in unrecognized tax benefits